DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
Management Commentary [Abstract]
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
1. DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

Kirkland Lake Gold Ltd. (individually, or collectively with its subsidiaries, as applicable, the "Company"), is a publicly listed entity incorporated in the province of Ontario, Canada. The Company’s common shares are listed on the Toronto Stock Exchange (“TSX”), and the New York Stock Exchange ("NYSE") under the symbol "KL" and the Australian Securities Exchange ("ASX") under the symbol “KLA”. The Company’s head office, principal address and records office are located at 200 Bay Street, Suite 3120, Toronto, Ontario, Canada, M5J 2J1.

The Company is a growing gold producer with four wholly-owned operating mines, two wholly-owned mines currently on care and maintenance and several exploration properties in Canada and Australia.